Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Entity Central Index Key	0000828475
Document Period End Date	Jun. 30, 2024
Class A – DRNJX
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class A
Trading Symbol	DRNJX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class C – DCNJX
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class C
Trading Symbol	DCNJX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I – DNMIX
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class I
Trading Symbol	DNMIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Y – DNJYX
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class Y
Trading Symbol	DNJYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Z– DZNJX
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class Z
Trading Symbol	DZNJX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class A – DRNJX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%*

*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 314,000,000
Holdings Count	116
Portfolio Turnover	5.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$314	116	5.76%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class C – DCNJX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$79	1.59%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 79	[2]
Expense Ratio, Percent	1.59%	[2],[3]
Net Assets	$ 314,000,000
Holdings Count	116
Portfolio Turnover	5.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$314	116	5.76%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class I – DNMIX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%*

*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[4]
Net Assets	$ 314,000,000
Holdings Count	116
Portfolio Turnover	5.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$314	116	5.76%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class Y – DNJYX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$27	0.55%*

*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[5]
Net Assets	$ 314,000,000
Holdings Count	116
Portfolio Turnover	5.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$314	116	5.76%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon New Jersey Municipal Bond Fund, Inc. | Class Z– DZNJX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.66%*

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[6]
Net Assets	$ 314,000,000
Holdings Count	116
Portfolio Turnover	5.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$314	116	5.76%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter

[1]	Annualized
[2]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized